S000005649 [Member] Average Annual Total Returns	12 Months Ended	24 Months Ended	60 Months Ended	75 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
iMoneyNet, Inc. Treasury and Repo Retail Average (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.43%		1.46%		0.90%
iMoneyNet, Inc. Treasury and Repo Institutional Average (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.74%		1.66%		1.05%
Select Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.01%		3.03%		1.93%
Service Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.93%		2.82%		1.70%
Administrative Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.71%		2.84%		1.75%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	4.09%		3.09%	2.59% [1]
Performance Inception Date				Oct. 16, 2019
Preferred Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	4.18%	4.69% [2]
Performance Inception Date		Dec. 29, 2023

[1]	The total return shown for the Institutional Class Shares is for the period beginning October 16, 2019 (commencement of operations). The total returns for same corresponding period for the iMoneyNet Inc. Treasury and Repo Retail Average and iMoneyNet Inc. Treasury and Repo Institutional Average were 2.28% and 2.49%, respectively.
[2]	The total return shown for the Preferred Institutional Class Shares is for the period beginning December 29, 2023 (commencement of operations). The total returns for same corresponding period for the iMoneyNet Inc. Treasury and Repo Retail Average and iMoneyNet Inc. Treasury and Repo Institutional Average were 4.11% and 4.40%, respectively.